Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total Revenue	$ 13,572	$ 10,344	$ 22,892	$ 20,130	$ 41,003	$ 77,443
Cost of revenue
Total cost of revenue	15,160	13,241	23,783	25,842	43,088	103,710
Gross loss	(1,588)	(2,897)	(891)	(5,712)	(2,085)	(26,267)
Operating expenses
Research and development	2,845	4,545	5,120	9,588	17,108	42,031
Selling and marketing	1,619	4,273	2,831	9,082	13,808	23,229
General and administrative	6,037	8,805	15,168	17,588	49,346	41,727
Total operating expenses	10,501	17,623	23,119	36,258	80,262	106,987
Loss from operations	(12,089)	(20,520)	(24,010)	(41,970)	(82,347)	(133,254)
Interest expense	(1,572)	(5,463)	(2,642)	(9,360)	(15,968)	(9,722)
Gain (loss) on fair value of warrants		25,310	(1,044)	22,690	32,094	2,338
Gain on fair value of contingent earnout liabilities		1,824		1,387	1,445	15,958
Loss on warrant cancellation			(11,357)
Gain on fair value of debt derivatives						8,485
Loss on debt extinguishment					(4,904)	(19,450)
Other expense, net	(6)	(1,327)	(17)	(1,233)	(3,637)	506
Loss before income taxes	(13,667)	(176)	(39,070)	(28,486)	(73,317)	(135,139)
(Provision) benefit for income taxes	(89)	4	(97)		20
Net loss	$ (13,756)	$ (172)	$ (39,167)	$ (28,486)	$ (73,297)	$ (135,139)
Net loss per share:
Basic	$ (0.98)	$ (0.30)	$ (2.85)	$ (53.31)	$ (86.51)	$ (359.49)
Diluted	$ (0.98)	$ (0.30)	$ (2.85)	$ (53.31)	$ (86.51)	$ (359.49)
Shares used in computing net loss per share:
Basic	14,041,712	565,026	13,721,680	534,381	847,265	375,922
Diluted	14,041,712	565,026	13,721,680	534,381	847,265	375,922
Net unrealized holding gain on available-for-sale investments		$ 42		$ 94	$ 96	$ 741
Total comprehensive loss	(13,756)	(130)	(39,167)	(28,392)	(73,201)	(134,398)
A3D Printers [Member]
Revenue
Total Revenue	12,082	8,679	19,605	16,339	25,368	68,938
Cost of revenue
Total cost of revenue	13,994	10,744	21,534	20,138	34,159	94,448
Recurring Payment [Member]
Revenue
Total Revenue	70	292	70	762	1,054	1,676
Cost of revenue
Total cost of revenue		232	12	547	866	1,291
Support Services [Member]
Revenue
Total Revenue	1,359	1,373	3,149	3,029	9,581	6,829
Cost of revenue
Total cost of revenue	1,166	2,265	2,237	5,157	8,063	7,971
Other [Member]
Revenue
Total Revenue	$ 61		$ 68		$ 5,000